Document And Entity Information - USD ($)	12 Months Ended
	Nov. 30, 2019	Feb. 28, 2020	Feb. 25, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Document Type	20-F
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding			0
Entity Public Float		$ 0
Amendment Flag	false
Entity Central Index Key	0001474835
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Document Period End Date	Nov. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	A6